Subsequent Events (Details) - USD ($)												1 Months Ended
	Mar. 15, 2024	Mar. 08, 2024	Feb. 22, 2024	Nov. 17, 2023	Oct. 06, 2023	May 18, 2023	Nov. 23, 2022	Nov. 21, 2022	Aug. 16, 2022	May 20, 2022	May 18, 2022	Jan. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Aug. 23, 2023	Aug. 18, 2023	Aug. 17, 2023	Dec. 31, 2022
Subsequent Events
Common stock, shares outstanding after conversion													16,602,460
Kingswood Acquisition Corp
Subsequent Events
Proceeds from convertible promissory note														$ 0				$ 1,500,000
Number of public shares redeemed				9,966			954,800				10,036,744
Payments for redemption of stock				$ 124,176				$ 10,142,765		$ 102,894,278
Excise tax payable				$ 1,242		$ 1,642									$ 0.12
Excise tax as a fair market value of the shares repurchased at the time of the repurchase						1.00%			1.00%
Redemption price per share				$ 12.46				$ 10.62		$ 10.25
Kingswood Acquisition Corp | Class A common stock
Subsequent Events
Common stock, shares outstanding after conversion														3,193,083		3,193,083	3,203,049
Kingswood Acquisition Corp | Class B common stock
Subsequent Events
Common stock, shares outstanding after conversion														270,000		270,000	270,000	2,875,000
Kingswood Acquisition Corp | Amended and Restated Convertible Promissory Note
Subsequent Events
Denominator used for dividing aggregate principal amount plus accrued and unpaid interests outstanding					$ 10
Kingswood Acquisition Corp | Additional Convertible Promissory Note
Subsequent Events
Denominator used for dividing aggregate principal amount plus accrued and unpaid interests outstanding					$ 10
Additional amount to be loaned by sponsor					$ 250,000
Kingswood Acquisition Corp | Related Party [Member]
Subsequent Events
Proceeds from convertible promissory note														$ 1,750,000				$ 1,500,000
Kingswood Acquisition Corp | Subsequent Events
Subsequent Events
Number of public shares redeemed			1,060
Payments for redemption of stock	$ 5,300,317		$ 13,766
Excise tax payable	$ 53,003		$ 137
Excise tax as a fair market value of the shares repurchased at the time of the repurchase	1.00%		1.00%
Redemption price per share	$ 13.15		$ 12.98
Kingswood Acquisition Corp | Subsequent Events | Class A common stock
Subsequent Events
Common stock, shares outstanding after conversion	2,788,957
Kingswood Acquisition Corp | Subsequent Events | Class B common stock
Subsequent Events
Common stock, shares outstanding after conversion	270,000
Kingswood Acquisition Corp | Subsequent Events | Wentworth
Subsequent Events
Amount deposited into trust account		$ 69,218										$ 207,655